Earnings per common share (Parenthetical) - EUR (€)	3 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Earnings per Common Share [Abstract]
Earnings adjusted for coupons paid in April for Additional Tier 1 Notes, before tax	€ 479	€ 363